SHARE CAPITAL - (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Stock Option Transactions and the Number of Stock Options
A summary of the changes in the share options is presented below:

	Options outstanding	Weighted average exercise price (C$)
At December 31, 2020	36,473,162	$ 2.47
Granted	17,400,000	5.61
Exercised	(10,020,001)	2.59
Expired	(266,666)	2.18
Forfeited	(150,001)	5.84
At December 31, 2021	43,436,494	$ 3.69
Granted	9,744,729	5.47
Exercised	(3,247,332)	3.08
Expired	(65,000)	5.52
Forfeited	(230,001)	5.33
At December 31, 2022 – Outstanding	49,638,890	$ 4.07
At December 31, 2022 – Exercisable	37,499,176	$ 3.59

Summary of Company's Stock Options Outstanding and Exercisable

The following table summarizes information about the exercisable share options outstanding as at December 31, 2022:

Number of share options outstanding	Number of share options exercisable	Exercise prices (C$)	Remaining contractual life (years)	Expiry date
75,000	75,000	2.39	0.28	April 13, 2023
3,450,000	3,450,000	2.85	0.44	June 8, 2023
100,000	100,000	2.66	0.47	June 20, 2023
720,482	720,482	2.49	0.64	August 21, 2023
2,300,000	2,300,000	2.41	1.00	December 31, 2023
500,000	500,000	2.27	1.22	March 21, 2024
250,000	250,000	2.22	1.24	March 27, 2024
3,250,000	3,250,000	1.92	1.45	June 12, 2024
188,679	188,679	1.59	1.63	August 16, 2024
3,533,334	3,533,334	1.59	1.98	December 24, 2024
3,875,000	3,875,000	1.80	2.45	June 12, 2025
4,796,666	4,796,666	3.24	2.95	December 11, 2025
250,000	166,667	5.16	3.13	February 16, 2026
650,000	433,335	4.53	3.25	April 1, 2026
8,900,000	5,933,334	5.84	3.44	June 10, 2026
7,130,000	4,753,346	5.44	3.96	December 14, 2026
94,277	-	5.76	4.05	January 18, 2027
3,565,000	1,188,333	5.31	4.63	August 17, 2027
55,452	-	5.41	4.76	October 4, 2027
5,955,000	1,985,000	5.57	4.97	December 18, 2027
49,638,890	37,499,176	3.59	2.60

Summary of Weighted Average Grant Date Fair Values
The following weighted average assumptions were used for Black-Scholes valuation of the share options granted:

		For the year ended
	December 31, 2022	December 31, 2021
Expected stock price volatility	62.38%	60.42%
Expected life of options	5.00 years	5.00 years
Risk free interest rate	2.87%	1.03%
Expected forfeitures	0%	0%
Expected dividend yield	0%	0%
Weighted average fair value per option granted in period	$3.01	$2.88
Weighted average exercise price	$5.47	$5.61